Expenses by Nature - Summary of Net Impairment Losses on Financial and Contract Asset (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Attribution of expenses by nature to their function
Net impairment losses on financial and contract assets	₺ (408,705)	₺ (522,502)	₺ (845,751)
Net impairment losses on financial and contract assets
Attribution of expenses by nature to their function
Net impairment losses on financial and contract assets	(408,705)	(522,502)	(845,751)
Operating expense	₺ (408,705)	₺ (522,502)	₺ (845,751)